Quarterly Holdings Report
for

Fidelity® Series Large Cap Stock Fund

March 31, 2021

MHT-QTLY-0521
1.951036.108

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 8.7%
Diversified Telecommunication Services - 0.5%
Verizon Communications, Inc.	1,116,933	$64,949,654
Entertainment - 2.7%
Activision Blizzard, Inc.	517,022	48,083,046
Nintendo Co. Ltd. ADR (a)	763,700	54,069,960
The Walt Disney Co. (b)	1,002,693	185,016,912
Vivendi SA	3,334,481	109,449,830
		396,619,748
Interactive Media & Services - 1.5%
Alphabet, Inc.:
Class A (b)	41,211	84,998,512
Class C (b)	36,373	75,242,279
Facebook, Inc. Class A (b)	44,700	13,165,491
Match Group, Inc. (b)	305,615	41,985,389
		215,391,671
Media - 4.0%
Comcast Corp. Class A	9,306,042	503,549,933
Interpublic Group of Companies, Inc.	2,405,770	70,248,484
		573,798,417

TOTAL COMMUNICATION SERVICES		1,250,759,490

CONSUMER DISCRETIONARY - 5.7%
Auto Components - 0.6%
BorgWarner, Inc.	2,001,562	92,792,414
Automobiles - 0.7%
General Motors Co.	1,838,300	105,628,718
Distributors - 0.1%
LKQ Corp. (b)	206,681	8,748,807
Hotels, Restaurants & Leisure - 0.3%
Elior SA (c)	1,610,000	11,951,338
Marriott International, Inc. Class A	89,600	13,270,656
Starbucks Corp.	171,200	18,707,024
		43,929,018
Household Durables - 1.5%
Mohawk Industries, Inc. (b)	547,389	105,268,379
Sony Corp. sponsored ADR	206,900	21,933,469
Whirlpool Corp.	440,263	97,011,952
		224,213,800
Internet & Direct Marketing Retail - 1.2%
Expedia, Inc.	281,900	48,520,628
Ocado Group PLC (b)	91,800	2,575,404
The Booking Holdings, Inc. (b)	50,537	117,743,124
		168,839,156
Specialty Retail - 1.3%
Lowe's Companies, Inc.	973,807	185,198,615

TOTAL CONSUMER DISCRETIONARY		829,350,528

CONSUMER STAPLES - 6.4%
Beverages - 1.4%
Anheuser-Busch InBev SA NV ADR (a)	94,500	5,939,325
Diageo PLC sponsored ADR	361,600	59,378,336
Keurig Dr. Pepper, Inc.	487,000	16,738,190
The Coca-Cola Co.	2,299,395	121,201,110
		203,256,961
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	50,500	17,800,240
Performance Food Group Co. (b)	544,400	31,362,884
Sysco Corp.	1,129,700	88,952,578
		138,115,702
Food Products - 0.1%
Lamb Weston Holdings, Inc.	175,000	13,559,000
Household Products - 0.3%
Colgate-Palmolive Co.	34,900	2,751,167
Procter & Gamble Co.	23,200	3,141,976
Spectrum Brands Holdings, Inc.	443,550	37,701,750
		43,594,893
Tobacco - 3.6%
Altria Group, Inc.	8,644,259	442,240,290
British American Tobacco PLC sponsored ADR (a)	2,179,706	84,441,810
		526,682,100

TOTAL CONSUMER STAPLES		925,208,656

ENERGY - 8.1%
Energy Equipment & Services - 0.2%
Subsea 7 SA	2,130,700	21,398,798
Oil, Gas & Consumable Fuels - 7.9%
Cabot Oil & Gas Corp.	503,600	9,457,608
Cenovus Energy, Inc. (Canada)	15,758,881	118,376,571
Exxon Mobil Corp.	10,813,643	603,725,689
Hess Corp.	3,174,572	224,632,715
Kosmos Energy Ltd.	16,113,378	49,468,070
Phillips 66 Co.	812,100	66,218,634
Royal Dutch Shell PLC Class B sponsored ADR	2,021,027	74,434,424
		1,146,313,711

TOTAL ENERGY		1,167,712,509

FINANCIALS - 18.0%
Banks - 12.5%
Bank of America Corp.	13,876,494	536,881,553
JPMorgan Chase & Co.	1,353,571	206,054,113
M&T Bank Corp.	190,820	28,930,220
PNC Financial Services Group, Inc.	1,060,821	186,078,612
Truist Financial Corp.	2,366,423	138,009,789
U.S. Bancorp	2,013,419	111,362,205
Wells Fargo & Co.	15,349,537	599,706,411
		1,807,022,903
Capital Markets - 3.5%
KKR & Co. LP	1,493,451	72,955,081
Morgan Stanley	1,012,624	78,640,380
Northern Trust Corp.	1,600,246	168,201,857
Raymond James Financial, Inc.	280,202	34,341,557
State Street Corp.	1,778,241	149,390,026
		503,528,901
Consumer Finance - 0.6%
Discover Financial Services	895,000	85,016,050
Insurance - 0.3%
Chubb Ltd.	219,697	34,705,535
The Travelers Companies, Inc.	50,220	7,553,088
		42,258,623
Thrifts & Mortgage Finance - 1.1%
MGIC Investment Corp.	6,997,677	96,917,826
Radian Group, Inc.	3,060,608	71,159,136
		168,076,962

TOTAL FINANCIALS		2,605,903,439

HEALTH CARE - 14.7%
Biotechnology - 0.8%
AbbVie, Inc.	215,576	23,329,635
ADC Therapeutics SA (b)	207,500	5,065,075
Alnylam Pharmaceuticals, Inc. (b)	166,750	23,543,433
Crinetics Pharmaceuticals, Inc. (b)	312,483	4,774,740
Gritstone Oncology, Inc. (b)	291,807	2,751,740
Heron Therapeutics, Inc. (a)(b)	135,717	2,199,973
Insmed, Inc. (b)	753,029	25,648,168
Intercept Pharmaceuticals, Inc. (a)(b)	979,918	22,616,507
Vaxcyte, Inc.	173,900	3,434,525
		113,363,796
Health Care Equipment & Supplies - 1.4%
Becton, Dickinson & Co.	156,506	38,054,434
Boston Scientific Corp. (b)	4,158,319	160,719,029
Danaher Corp.	37,500	8,440,500
		207,213,963
Health Care Providers & Services - 6.3%
AmerisourceBergen Corp.	341,038	40,266,357
Cardinal Health, Inc.	1,409,558	85,630,649
Centene Corp. (b)	230,300	14,718,473
Cigna Corp.	806,311	194,917,621
Covetrus, Inc. (b)	449,973	13,485,691
CVS Health Corp.	2,412,352	181,481,241
McKesson Corp.	881,121	171,853,840
UnitedHealth Group, Inc.	533,381	198,455,069
		900,808,941
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (b)	43,085	65,058
Pharmaceuticals - 6.2%
Bayer AG	2,516,072	159,450,952
Bristol-Myers Squibb Co.	4,532,460	286,134,200
Eli Lilly & Co.	159,400	29,779,108
GlaxoSmithKline PLC sponsored ADR (a)	4,189,036	149,506,695
Intra-Cellular Therapies, Inc. (b)	157,000	5,327,010
Johnson & Johnson	1,326,171	217,956,204
Pliant Therapeutics, Inc.	234,300	9,215,019
Sanofi SA sponsored ADR	539,700	26,693,562
TherapeuticsMD, Inc. (a)(b)	8,027,214	10,756,467
Viatris, Inc. (b)	185,500	2,591,435
		897,410,652

TOTAL HEALTH CARE		2,118,862,410

INDUSTRIALS - 16.0%
Aerospace & Defense - 2.2%
Airbus Group NV	402,200	45,616,463
General Dynamics Corp.	188,860	34,289,422
Huntington Ingalls Industries, Inc.	152,650	31,423,003
MTU Aero Engines Holdings AG	44,000	10,355,879
Raytheon Technologies Corp.	245,569	18,975,117
Safran SA	89,500	12,174,463
The Boeing Co.	622,491	158,560,908
		311,395,255
Air Freight & Logistics - 2.6%
FedEx Corp.	369,347	104,909,322
United Parcel Service, Inc. Class B	1,637,356	278,334,146
		383,243,468
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR (b)	133,500	15,352,500
Building Products - 0.2%
Johnson Controls International PLC	375,900	22,429,953
Electrical Equipment - 1.2%
Acuity Brands, Inc.	252,169	41,607,885
Hubbell, Inc. Class B	182,414	34,091,352
Vertiv Holdings Co.	472,100	9,442,000
Vertiv Holdings LLC (b)(d)	4,500,000	90,000,000
		175,141,237
Industrial Conglomerates - 7.5%
3M Co.	250,773	48,318,942
General Electric Co.	78,317,018	1,028,302,443
		1,076,621,385
Machinery - 1.3%
Caterpillar, Inc.	57,800	13,402,086
Cummins, Inc.	91,000	23,579,010
Epiroc AB (A Shares)	272,600	6,173,995
Flowserve Corp.	780,885	30,306,147
Fortive Corp.	393,100	27,768,584
Otis Worldwide Corp.	281,884	19,294,960
Stanley Black & Decker, Inc.	133,800	26,715,846
Westinghouse Air Brake Co.	447,785	35,446,661
		182,687,289
Professional Services - 0.0%
Equifax, Inc.	41,700	7,553,121
Road & Rail - 0.9%
Knight-Swift Transportation Holdings, Inc. Class A	1,844,815	88,717,153
Ryder System, Inc.	507,900	38,422,635
		127,139,788
Trading Companies & Distributors - 0.0%
Beijer Ref AB (B Shares)	76,200	3,348,684

TOTAL INDUSTRIALS		2,304,912,680

INFORMATION TECHNOLOGY - 18.4%
Electronic Equipment & Components - 0.3%
CDW Corp.	57,800	9,580,350
Vontier Corp. (b)	982,680	29,745,724
		39,326,074
IT Services - 3.7%
Amadeus IT Holding SA Class A (b)	382,600	27,251,867
Edenred SA	550,700	28,764,194
Fidelity National Information Services, Inc.	651,300	91,579,293
Genpact Ltd.	606,000	25,948,920
IBM Corp.	171,700	22,880,742
MasterCard, Inc. Class A	119,489	42,544,058
Snowflake Computing, Inc.	11,800	2,705,504
Twilio, Inc. Class A (b)	19,700	6,712,972
Unisys Corp. (b)	1,992,699	50,654,409
Visa, Inc. Class A	1,138,393	241,031,950
		540,073,909
Semiconductors & Semiconductor Equipment - 3.6%
Analog Devices, Inc.	164,538	25,516,553
Applied Materials, Inc.	319,402	42,672,107
Intel Corp.	1,450,100	92,806,400
Lam Research Corp.	42,400	25,238,176
Marvell Technology Group Ltd.	627,791	30,749,203
Qualcomm, Inc.	2,220,631	294,433,464
		511,415,903
Software - 7.7%
Autodesk, Inc. (b)	132,428	36,702,420
Dynatrace, Inc. (b)	427,694	20,631,959
Elastic NV (b)	281,700	31,325,040
Microsoft Corp.	3,647,905	860,066,562
PTC, Inc. (b)	184,600	25,410,190
SAP SE sponsored ADR (a)	1,035,646	127,166,972
Workday, Inc. Class A (b)	51,200	12,719,616
		1,114,022,759
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	3,448,904	421,283,624
Samsung Electronics Co. Ltd.	335,480	24,360,794
		445,644,418

TOTAL INFORMATION TECHNOLOGY		2,650,483,063

MATERIALS - 2.6%
Chemicals - 1.2%
DuPont de Nemours, Inc.	1,503,100	116,159,568
Livent Corp. (a)(b)	52,600	911,032
Nutrien Ltd.	598,592	32,246,899
PPG Industries, Inc.	161,000	24,191,860
		173,509,359
Metals & Mining - 1.4%
BHP Billiton Ltd. sponsored ADR (a)	1,049,769	72,843,471
First Quantum Minerals Ltd.	965,600	18,402,260
Freeport-McMoRan, Inc.	3,189,842	105,041,497
		196,287,228

TOTAL MATERIALS		369,796,587

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
American Tower Corp.	166,381	39,775,042
Equinix, Inc.	10,222	6,946,769
Simon Property Group, Inc.	547,000	62,232,190
		108,954,001
UTILITIES - 0.3%
Electric Utilities - 0.2%
Entergy Corp.	125,200	12,453,644
Southern Co.	321,900	20,009,304
		32,462,948
Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	463,100	10,489,215
Sempra Energy	34,380	4,558,100
		15,047,315

TOTAL UTILITIES		47,510,263

TOTAL COMMON STOCKS
(Cost $9,370,394,542)		14,379,453,626

Other - 0.1%
Other - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)(f)
(Cost $28,969,838)	22,323,330	12,155,321

Money Market Funds - 2.7%
Fidelity Cash Central Fund 0.06% (g)	111,479,256	111,501,552
Fidelity Securities Lending Cash Central Fund 0.06% (g)(h)	278,798,431	278,826,311
TOTAL MONEY MARKET FUNDS
(Cost $390,327,863)		390,327,863
TOTAL INVESTMENT IN SECURITIES - 102.4%
(Cost $9,789,692,243)		14,781,936,810
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(345,629,056)
NET ASSETS - 100%		$14,436,307,754

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,951,338 or 0.1% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $102,155,321 or 0.7% of net assets.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 12/16/20	$28,969,839
Vertiv Holdings LLC	2/6/20	$45,000,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$149,952
Fidelity Securities Lending Cash Central Fund	956,764
Total	$1,106,716

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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